Performance Management	Dec. 31, 2025
Kennedy Capital ESG SMID Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Russell 3000 Index, the Fund’s primary broad-based securities market index, and the Russell 2500 Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.kennedycapital.com, or by calling the Fund at 1-877-882-8825. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Russell 3000 Index, the Fund’s primary broad-based securities market index, and the Russell 2500 Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) Institutional Class Shares For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return as of March 31, 2026 was 1.68%.

Institutional Shares
Highest Calendar Quarter Return at NAV	27.93%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV	(27.72)%	Quarter Ended 03/31/2020

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.68%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	27.93%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(27.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	1 Year	5 Years	Since Inception (June 28, 2019)
Institutional Shares – Return Before Taxes	9.53%	7.56%	10.32%
Institutional Shares – Return After Taxes on Distributions*	8.27%	6.89%	9.78%
Institutional Shares – Return After Taxes on Distributions and Sale of Fund Shares*	6.59%	5.86%	8.24%
Russell 2500 Index (reflects no deductions for fees, expenses or taxes)	11.91%	7.26%	9.69%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.15%	14.93%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.kennedycapital.com
Performance Availability Phone [Text]	1-877-882-8825
KENNEDY CAPITAL SMALL CAP GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Russell 3000 Index, the Fund’s primary broad-based securities market index, and the Russell 2000 Growth Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.kennedycapital.com, or by calling the Fund at 1-877-882-8825. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Russell 3000 Index, the Fund’s primary broad-based securities market index, and the Russell 2000 Growth Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) Institutional Class Shares For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return as of March 31, 2026, was 1.68%.

Institutional Shares
Highest Calendar Quarter Return at NAV	16.90%	Quarter Ended 12/31/2023
Lowest Calendar Quarter Return at NAV	(13.56)%	Quarter Ended 3/31/2025

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.68%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	16.90%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(13.56%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	1 Year	Since Inception (April 27, 2022)
Institutional Shares – Return Before Taxes	8.56%	9.40%
Institutional Shares – Return After Taxes on Distributions*	7.02%	8.73%
Institutional Shares – Return After Taxes on Distributions and Sale of Fund Shares*	5.96%	7.21%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.01%	10.96%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	17.15%	15.34%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.kennedycapital.com
Performance Availability Phone [Text]	1-877-882-8825
KENNEDY CAPITAL SMALL CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Russell 3000 Index, the Fund’s primary broad-based securities market index, and the Russell 2000 Value Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.kennedycapital.com, or by calling the Fund at 1-877-882-8825. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Russell 3000 Index, the Fund’s primary broad-based securities market index, and the Russell 2000 Value Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) Institutional Class Shares For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return as of March 31, 2026, was 6.41%.

Institutional Shares
Highest Calendar Quarter Return at NAV	13.44%	Quarter Ended 12/31/2023
Lowest Calendar Quarter Return at NAV	(4.20)%	Quarter Ended 3/31/2025

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.41%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	13.44%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(4.20%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	1 Year	Since Inception (April 27, 2022)
Institutional Shares – Return Before Taxes	6.42%	9.65%
Institutional Shares – Return After Taxes on Distributions*	5.52%	8.70%
Institutional Shares – Return After Taxes on Distributions and Sale of Fund Shares*	4.43%	7.40%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	12.59%	7.67%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	17.15%	15.34%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.kennedycapital.com
Performance Availability Phone [Text]	1-877-882-8825